ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	March 31,	March 31,
	2025	2024
Accounts receivable	$4,644,586	$5,100,595
Less: allowance for credit loss	(668,195)	(133,449)
Accounts receivable, net	$3,976,391	$4,967,146

Schedule of allowance for credit loss movement

	March 31,	March 31,
	2025	2024
Beginning balance	$133,449	$256,882
Additions	538,494	11,738
Reversal	(41)	(123,647)
Foreign currency translation adjustments	(3,707)	(11,524)
Ending balance	$668,195	$133,449